Share-Based Compensation - Schedule of Weighted Average Assumptions Used (Details) - Successor [Member]	12 Months Ended
Mar. 31, 2019 $ / shares
Exercise Price	$ 0.01
Expected Terms (years)	10 years
Volatility	45.59%
Dividend Yield	0.00%
Risk-Free Interest Rate	2.84%